OTHER GAINS - NET - Gains (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020		Mar. 31, 2019
Analysis of income and expense [abstract]
Disposal of property, plant and equipment		$ 7.0		$ 1.2
Net gain on foreign currency exchange differences		41.6		24.8
Remeasurement of royalty obligations		1.9		7.9
Impairment of goodwill	$ (37.5)	(37.5)		0.0
Other		(12.0)		(11.6)
Other gains – net		$ 1.0	[1]	$ 22.3

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.